Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue		€ 266,718	€ 51,174	€ 7,778
Cost of sales		44,395	12,137	3,523
Gross profit		222,323	39,037	4,255
Research and development costs		413,454	379,624	295,867
Selling, general and administrative expenses		264,410	221,227	160,180
Operating profit/(loss)		(455,541)	(561,814)	(451,792)
Share of profit/(loss) of associate		(18,395)	(17,697)	12,041
Finance income		43,857	52,181	59,718
Finance expenses		44,065	50,487	3,911
Profit/(loss) before tax		(474,144)	(577,817)	(383,944)
Tax on profit/(loss) for the year		(7,303)	(5,377)	367
Net profit/(loss) for the year		(481,447)	(583,194)	(383,577)
Attributable to owners of the Company		€ (481,447)	€ (583,194)	€ (383,577)
Basic earnings/(loss) per share		€ (8.55)	€ (10.40)	€ (7.00)
Diluted earnings/(loss) per share		€ (8.55)	€ (10.40)	€ (7.00)
Weighted average number of shares used for calculation (basic and diluted)	[1]	56,287,060	56,071,793	54,771,763
Statement of comprehensive income [abstract]
Net profit/(loss) for the year		€ (481,447)	€ (583,194)	€ (383,577)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(2,731)	(327)	3,855
Other comprehensive income/(loss) for the year, net of tax		(2,731)	(327)	3,855
Total comprehensive income/(loss)		(484,178)	(583,521)	(379,722)
Attributable to owners of the Company		€ (484,178)	€ (583,521)	€ (379,722)

[1]	A total of 6,523,784 warrants outstanding as of December 31, 2023 (a total of 6,864,011 warrants and 7,085,073 warrants outstanding as of December 31, 2022 and 2021, respectively) can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, 575,000 convertible senior notes which were issued in March 2022 can potentially be converted into 3,456,785 ordinary shares, and can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for 2022 and 2023.